Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Reconciliation of unrecognized tax benefits
Balance at May 1,	$ 29.7	$ 24.0	$ 20.3
Increases:
Current year tax positions	5.1	4.8	3.6
Prior year tax positions	0.1	2.5	2.1
Foreign currency translation	0	0	0.2
Decreases:
Prior year tax positions	1.6	0.2	0
Settlement with tax authorities	1.5	1.0	0.3
Expiration of statute of limitations periods	2.7	0.4	1.9
Balance at April 30,	$ 29.1	$ 29.7	$ 24.0